PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.3%
Asset-Backed Securities 0.6%
Collateralized Loan Obligations
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.583%(c)	10/26/31	150	$150,739
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.422(c)	10/20/31	148	147,825

Total Asset-Backed Securities (cost $298,028)				298,564
Corporate Bonds 84.5%
Advertising 1.0%
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A	5.125	08/15/27	480	470,125
Aerospace & Defense 1.9%
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	125	122,762
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	375	374,062
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	107	107,000
TransDigm, Inc.,
Gtd. Notes	5.500	11/15/27	275	274,936
Sr. Sec’d. Notes, 144A	6.750	08/15/28	50	50,826
				929,586
Airlines 2.0%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	125	126,284
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	133	133,167
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	490	484,485

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875%	05/01/27	200	$195,500
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	25	24,614
				964,050
Apparel 0.7%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	75	69,173
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	200	198,681
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	100	87,506
				355,360
Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.700	08/10/26	200	193,329
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	15	15,000
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	95	61,061
				269,390
Auto Parts & Equipment 2.4%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	100	102,031
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	50	49,745
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	175	175,766
Sr. Sec’d. Notes, 144A	6.250	05/15/26	110	110,000
Sr. Sec’d. Notes, 144A	6.750	05/15/28	275	279,812

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	100	99,403
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,236

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/17/28	275	$270,837
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	75	73,456
				1,171,286
Banks 1.1%
Citigroup, Inc., Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	34	33,704
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A(x)	6.625	01/15/27	225	224,501
Sr. Unsec’d. Notes, 144A(x)	7.625	05/01/26	175	174,733

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	100	104,556
				537,494
Building Materials 1.7%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	10	9,704
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	75	66,436
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	150	131,252
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	275	270,255
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	375	372,279
				849,926
Chemicals 1.8%
Celanese US Holdings LLC,
Gtd. Notes	6.415(cc)	07/15/27	55	56,325
Gtd. Notes	6.850	11/15/28	75	77,676

Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	75	75,202
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.125	10/01/27	275	279,462
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	200	185,407

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125%	03/15/27	200	$191,375
				865,447
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	20	14,700
Commercial Services 4.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	49	48,663
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	250	252,010
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	191,000
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	35	30,801
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	50	45,998
Gtd. Notes, 144A	4.625	10/01/27	405	391,930

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.750	07/15/27	200	197,382
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	24,668
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	75	71,507
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	55	55,341
Herc Holdings Escrow, Inc., Sr. Unsec’d. Notes, 144A	7.000	06/15/30	80	82,428
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	250	248,103
Gtd. Notes, 144A	6.625	06/15/29	55	55,707

Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	20	17,618
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	100	95,152

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500%	04/15/29	50	$47,126
Service Corp. International, Sr. Unsec’d. Notes	4.625	12/15/27	25	24,626
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	487	481,656
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	04/15/30	20	20,499
				2,382,215
Computers 0.6%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	20	20,683
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	100	92,489
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	25	27,298
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	175	172,416
Gtd. Notes, 144A	5.125	04/15/29	8	7,803
				320,689
Distribution/Wholesale 0.4%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	175	176,696
Diversified Financial Services 5.8%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	50	50,330
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	75	79,859
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A(x)	9.250	02/01/29	90	92,777
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	225	230,625
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	10	9,941
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	50	50,312
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	25	26,188

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
goeasy Ltd. (Canada),
Gtd. Notes, 144A	9.250%	12/01/28	25	$26,188
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	20	19,975
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	25,154

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	50	40,740
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,167
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	50	49,915
Gtd. Notes, 144A	6.000	01/15/27	219	219,220
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	75	73,223
Sr. Unsec’d. Notes	5.000	03/15/27	25	24,696
Sr. Unsec’d. Notes	6.750	06/25/25	100	100,007
Sr. Unsec’d. Notes	6.750	06/15/26	175	177,096
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	100	96,918
Gtd. Notes	3.875	09/15/28	50	46,971
Gtd. Notes	5.375	11/15/29	150	145,354
Gtd. Notes	6.625	01/15/28	50	50,913
Gtd. Notes	7.125	03/15/26	350	354,927

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	35	34,391
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	175	176,590
Gtd. Notes, 144A	8.875	01/31/30	15	15,377

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	350	338,933
SLM Corp., Sr. Unsec’d. Notes(x)	6.500	01/31/30	10	10,345
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	200	199,764
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	50	49,290

UWM Holdings LLC, Gtd. Notes, 144A	6.625	02/01/30	35	34,314
				2,855,500

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 4.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500%	02/15/28	500	$490,565
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	200	198,280
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	150,472
Gtd. Notes, 144A	5.250	06/15/29	75	74,110
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	478	476,805
Gtd. Notes, 144A	5.500	09/01/26	283	283,180
Gtd. Notes, 144A	5.625	02/15/27	275	274,949
				1,948,361
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc., Gtd. Notes, 144A	6.500	12/31/27	150	150,627
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,316
Gtd. Notes, 144A	7.250	06/15/28	52	52,636
				218,579
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	35	34,939
Entertainment 1.7%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	7.000	02/15/30	200	205,101
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	300	300,076
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	100	95,254
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	225	222,028
				822,459

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Environmental Control 0.6%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000%	08/01/28	75	$72,094
Gtd. Notes, 144A	4.375	08/15/29	75	71,975
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30	15	13,991
Gtd. Notes, 144A	4.875	12/01/29	125	118,341
				276,401
Foods 1.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	4.625	01/15/27	400	396,075
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	75	65,706
Sr. Sec’d. Notes, 144A	8.000	09/15/28	290	273,595
				735,376
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	125	122,141
Sr. Unsec’d. Notes, 144A	9.500	06/01/30	35	35,353
				157,494
Healthcare-Products 0.2%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	110	103,731
Healthcare-Services 1.6%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	125	116,918
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	40	32,353
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	21	20,718

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	120	121,878

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375%	01/15/30	25	$23,890
Sr. Sec’d. Notes	4.625	06/15/28	459	449,982
				765,739
Home Builders 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	125	118,563
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	75	75,224

Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	375	370,813
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	350	343,875
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	50	44,500

Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	150	147,612
KB Home, Gtd. Notes	6.875	06/15/27	150	153,987
Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	95	99,059
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	170	167,502
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	325	321,750
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	240	234,840
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	75	78,502
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	100	100,557
Gtd. Notes, 144A	5.875	06/15/27	200	201,680
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	200	197,903
Gtd. Notes	5.700	06/15/28	50	49,847
				2,706,214

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500%	06/01/28	35	$36,234
Insurance 0.5%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250	02/01/29	225	232,738
Internet 0.9%
Cogent Communications Group LLC, Sr. Sec’d. Notes, 144A	3.500	05/01/26	175	173,586
Gen Digital, Inc., Gtd. Notes, 144A	6.750	09/30/27	125	127,099
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	150	149,147
				449,832
Iron/Steel 0.8%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,880
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.875	11/01/29	25	23,242
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	8.125	05/01/27	55	55,070
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	175	178,631
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	50	49,750
				407,573
Leisure Time 4.3%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	300	300,534
Sr. Sec’d. Notes, 144A	4.000	08/01/28	120	116,277

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	100	103,124
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	150	149,602
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	83	82,693
Sr. Sec’d. Notes, 144A	5.875	02/15/27	275	274,656

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
NCL Corp. Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	8.125%	01/15/29	50	$52,455
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	15	14,812
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	100	105,113

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	75	75,135
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	275	274,175
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	125	124,700
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	175	174,909
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	25	25,161

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	75	73,911
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	175	172,156
				2,119,413
Lodging 2.8%
Boyd Gaming Corp., Gtd. Notes	4.750	12/01/27	203	199,971
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,546
Gtd. Notes	4.750	10/15/28	100	97,812
Gtd. Notes	5.500	04/15/27	350	350,517
Gtd. Notes	6.125	09/15/29	15	15,061

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	125	121,279
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	175	174,190
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	300	288,750
				1,372,126
Machinery-Construction & Mining 0.0%
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	20	19,373

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.6%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500%	09/01/28	75	$77,176
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	225	222,871
				300,047
Media 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	100	98,057
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	175	173,256
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	400	399,619
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	200	182,160
Gtd. Notes, 144A	5.500	04/15/27	225	213,134
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	154,574
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)	25	16,384
Gtd. Notes	7.375	07/01/28	100	68,288
Gtd. Notes	7.750	07/01/26	25	21,504

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	525	541,369
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	275	235,773
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	25	16,497

Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	50,050
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	250	250,059
Sr. Sec’d. Notes, 144A	8.000	08/15/28	75	75,054

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	05/15/29	200	194,000
				2,689,778
Mining 2.0%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27	200	197,540
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	150	150,789

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500%	04/01/26	325	$322,312
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	300	294,264
Gtd. Notes, 144A	6.875	01/30/30	30	30,936
				995,841
Miscellaneous Manufacturing 0.2%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125	03/15/30	35	35,683
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	65	67,566
				103,249
Oil & Gas 4.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	25	30,010
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	90	91,360

Civitas Resources, Inc., Gtd. Notes, 144A	8.375	07/01/28	75	75,556
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	225	232,332
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	25	25,031
Expand Energy Corp., Gtd. Notes	5.375	03/15/30	50	49,748
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	75	71,698
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	100	98,886

Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	56	46,410
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	325	311,938
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	25	23,614
Gtd. Notes, 144A	5.875	07/15/27	250	248,750

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000%	04/15/27	105	$107,040
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	41	40,795
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	15	14,727
Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29	15	15,496
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28	175	179,829
Transocean, Inc.,
Gtd. Notes, 144A	8.000	02/01/27	100	97,500
Gtd. Notes, 144A	8.250	05/15/29	110	98,827
Gtd. Notes, 144A	8.500	05/15/31	25	21,375
Sr. Sec’d. Notes, 144A	8.750	02/15/30	16	16,182

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	75	75,054
				1,972,158
Packaging & Containers 3.3%
Ball Corp., Gtd. Notes	6.000	06/15/29	70	71,392
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	50	51,101
Sr. Sec’d. Notes, 144A	6.875	01/15/30	25	25,368

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	25	24,530
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	140	140,077
LABL, Inc., Sr. Unsec’d. Notes, 144A	10.500	07/15/27	315	299,223
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	460	464,447
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	100	100,036

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125%	02/01/28	75	$75,797
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	350	365,956
				1,617,927
Pharmaceuticals 1.6%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	200	197,832
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	11.000	09/30/28	350	334,456
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	200	187,864
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	43	42,795
				762,947
Pipelines 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	195	194,992
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	20	20,662
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	75	75,105
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	4.800	05/15/30	25	23,585
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	200	198,650
Gtd. Notes, 144A	6.000	03/01/27	100	99,929
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	15	15,254
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	25	24,917
Sr. Sec’d. Notes, 144A	9.500	02/01/29	80	85,387
				738,481

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500%(cc)	01/15/28	250	$255,005
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	25	23,486
Gtd. Notes, 144A	5.375	08/01/28	300	294,527
				573,018
Real Estate Investment Trusts (REITs) 4.1%
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28	150	137,420
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	25	16,375
Gtd. Notes	5.000	10/15/27	325	284,012
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,092
Sr. Sec’d. Notes, 144A	5.875	10/01/28	100	98,454
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	150	148,191
Gtd. Notes, 144A	6.500	04/01/32	20	20,291

SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27	400	392,171
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	125	122,136
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	135	132,652
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	30	30,406
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	50	48,656
Sr. Sec’d. Notes, 144A	10.500	02/15/28	542	574,618
				2,015,474
Retail 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	25	22,993
Sec’d. Notes, 144A	4.375	01/15/28	25	24,272
Sr. Sec’d. Notes, 144A	3.875	01/15/28	350	338,734

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Arko Corp., Gtd. Notes, 144A	5.125%	11/15/29	50	$41,728
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	235	222,978
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28	256	262,696
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30	275	289,868

Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29	175	160,254
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	72,258
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	50	47,116
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	100	101,617
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	175	174,714
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	150	146,959
				1,906,187
Semiconductors 0.2%
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	50	48,288
Sr. Sec’d. Notes, 144A	4.750	04/15/29	50	48,584
				96,872
Software 1.3%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	140	139,173

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
CoreWeave, Inc., Gtd. Notes, 144A	9.250%	06/01/30	100	$99,879
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	425	424,278
				663,330
Telecommunications 4.5%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	437,500
EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29(d)	75	75,424
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.000	01/15/30	50	50,648
Sec’d. Notes, 144A	6.750	05/01/29	50	50,694
Sr. Sec’d. Notes, 144A	5.000	05/01/28	275	274,478
Sr. Sec’d. Notes, 144A	5.875	10/15/27	425	426,044

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	405,000
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	75	61,769
Sec’d. Notes, 144A	4.875	06/15/29	50	45,590
Sr. Sec’d. Notes, 144A	10.500	04/15/29	150	169,070
Sr. Sec’d. Notes, 144A	11.000	11/15/29	125	142,076

Viasat, Inc., Sr. Sec’d. Notes, 144A	5.625	04/15/27	75	73,808
				2,212,101
Transportation 0.5%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	80	82,160

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625%	02/15/30	70	$65,890
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	75,793
				223,843

Total Corporate Bonds (cost $41,712,156)				41,440,299
Floating Rate and Other Loans 5.9%
Airlines 0.1%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048(c)	04/01/31	25	25,000
Auto Parts & Equipment 0.5%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077(c)	01/28/32	75	74,719
First Brands Group LLC, 2021 First Lien Term Loan, 3 Month SOFR + 5.262%	9.541(c)	03/30/27	199	191,381
				266,100
Chemicals 0.4%
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130(c)	06/28/28	49	47,159
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952(c)	12/16/31	175	165,375
				212,534
Commercial Services 0.5%
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.299(c)	01/31/31	125	124,961
MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.030(c)	12/31/30	56	55,137
Second Out Term Loan, 3 Month SOFR + 4.862%	9.141(c)	12/31/30	100	87,468
				267,566

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Computers 0.2%
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329%(c)	03/01/29	100	$95,371
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.583(c)	11/04/31	25	24,143
Holding Companies-Diversified 0.3%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30	165	161,752
Insurance 1.4%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.327(c)	11/06/30	124	123,443
2024 Term B-1 Loan, 1 Month SOFR + 2.750%	7.077(c)	02/13/27	150	149,251
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	12/23/26	310	309,498
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.577(c)	09/19/30	124	122,565
				704,757
Media 0.9%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28	273	267,789
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	09/25/26	225	197,101
				464,890
Oil & Gas 0.1%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.333(c)	02/11/30	25	24,906
Packaging & Containers 0.3%
Trident TPI Holdings, Inc., Tranche B-7 Term Loan	—(p)	09/15/28	150	144,575

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail 0.2%
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 2 Month SOFR + 5.250%	9.548%(c)	01/29/31	25	$23,531
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/23/32	80	79,100
				102,631
Telecommunications 0.9%
Connect Finco Sarl (United Kingdom), Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	12/11/26	200	198,950
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/29	124	122,457
Term B-2 Loan, 1 Month SOFR + 2.350%	6.786(c)	04/15/30	24	23,740

Windstream Services LLC, 2024 Term Loan^	—(p)	10/01/31	75	75,188
				420,335

Total Floating Rate and Other Loans (cost $2,928,043)				2,914,560
U.S. Treasury Obligations 3.7%
U.S. Treasury Notes	4.125	01/31/27	425	426,029
U.S. Treasury Notes	4.125	11/15/27	765	769,244
U.S. Treasury Notes(k)	4.375	07/31/26	85	85,246
U.S. Treasury Notes(k)	4.875	05/31/26	525	528,568

Total U.S. Treasury Obligations (cost $1,805,132)				1,809,087

Shares
Affiliated Exchange-Traded Fund 3.4%
PGIM AAA CLO ETF (cost $1,648,848)(wa)	32,128	1,651,379

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stock 0.2%
Gas Utilities
Ferrellgas Partners LP (Class B Stock)*(x) (cost $114,114)	546	$70,927
Preferred Stock 0.0%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x) (cost $6,054)	6	6,000

Total Long-Term Investments (cost $48,512,375)		48,190,816

Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $985,174)(wa)	985,174	985,174

TOTAL INVESTMENTS 100.3% (cost $49,497,549)		49,175,990
Liabilities in excess of other assets(z) (0.3)%		(145,251)

Net Assets 100.0%		$49,030,739

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $246,563 and 0.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Ferrellgas Escrow LLC, 8.956%^, 03/30/31	06/26/24	$6,060	$6,000	0.0%
Ferrellgas Partners LP (Class B Stock)*	07/26/24	114,114	70,927	0.1
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 6.625%, 01/15/27	02/01/24-02/05/25	221,531	224,501	0.5
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A, 7.625%, 05/01/26	02/06/24-10/21/24	174,846	174,733	0.4
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A, 9.250%, 02/01/29	01/24/24-10/16/24	91,440	92,777	0.2
SLM Corp., Sr. Unsec’d. Notes, 6.500%, 01/31/30	01/29/25	9,978	10,345	0.0
Total		$617,969	$579,283	1.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
26	2 Year U.S. Treasury Notes	Sep. 2025	$5,393,375	$6,406

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Futures contracts outstanding at May 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
25	5 Year U.S. Treasury Notes	Sep. 2025	$2,704,688	$(9,796)
1	10 Year U.S. Treasury Notes	Sep. 2025	110,750	(634)
				(10,430)
				$(4,024)
Credit default swap agreement outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	1,165	3.507%	$26,388	$83,690	$57,302
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,965	02/06/26	4.263%(A)	1 Day SOFR(2)(A)/ 4.350%	$—	$(168)	$(168)
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(2,661)	(2,661)
				$—	$(2,829)	$(2,829)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).